Consolidated Statement of Shareholders' Equity - USD ($)	Treasury Stock, Common [Member]	Common Stock [Member]	Common Stock [Member] Yerbae Brands Corp [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Yerbae Brands Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Yerbae Brands Corp [Member]	Total	Yerbae Brands Corp [Member]
Balance at Dec. 31, 2022		$ 22,339	$ 3,022	$ 477,000	$ 53,763,929	$ 9,027,460	$ (50,597,674)	$ (13,663,598)	$ 3,665,594	$ (4,633,116)
Balance, shares at Dec. 31, 2022		22,338,888	30,217,566
Issuance of common shares		$ 4,316			3,446,359	4,619,081			$ 3,450,675	4,619,081
Issuance of common shares, shares		4,315,787	2,522,810						300,000
Shares issued for services and stock payable		$ 300		248,230	191,700				$ 440,230
Shares issued for services and stock payable, shares		300,000
Purchase of intangible asset		$ 5,000			2,463,500				2,468,500
Purchase of intangible asset, shares		5,000,000
Warrant conversions related to offerings		$ 10,267			8,877,570				8,887,837
Warrant conversions related to offerings, shares		10,266,845
Warrant conversions related to promissory notes		$ 1,200			1,117,200				1,118,400
Warrant conversions related to promissory notes, shares		1,200,000
Deconsolidation of SRM Entertainment and change to equity method of accounting					551,757				551,757
Fair value of price reduction on conversion price for notes and warrants					1,120,333				1,120,333
Warrant issuance					364,960	4,384,524			364,960	4,384,524
Promissory note conversion		$ 537			499,463				500,000
Shares issued in connection with convertible promissory note, shares		537,634
Fair value of warrants granted for services					545,703				545,703
Fair value of options granted					68,819				68,819
Convertible debt conversion into common shares						5,039,606				5,039,606
Convertible debt conversion into common shares, shares			6,013,624
Shares issued for services		$ 1,675			676,259				677,925	$ 3,700,000
Shares issued for services, shares		1,675,000								3,000,000
Shares issued for Warrant conversions, shares										375,000
Net loss							(15,083,041)	(20,824,039)	(15,083,041)	$ (20,824,039)
Fair value of options granted to employees					39,444				39,444
Shares issued for option exercises						481,574				481,574
Shares issued as compensation in connection with financings, shares			5,554,447
Recapitalization			$ (3,022)			643,731				640,709
Recapitalization, shares			8,239,215
Shares issued as compensation in connection with financings						(481,574)				(481,574)
Exercise of warrants						1,225,741				1,225,741
Exercise of warrants, shares			1,274,464
Performance shares issued in connection of Merger						6,086,596				6,086,596
Performance shares issued in connection of Merger, shares			5,000,000
Stock-based compensation expense						2,667,466				2,667,466
Stock-based compensation expense, shares
Balance at Dec. 31, 2023		$ 45,634		725,230	73,726,987	33,212,631	(65,680,715)	(34,487,637)	8,817,136	(1,275,006)
Balance, shares at Dec. 31, 2023		45,634,154	58,822,126
Common Stock issued from stock payable for services		$ 100		(113,500)	113,400
Common Stock issued from stock payable for services, shares		100,000
Convertible debt conversion into common shares		$ 262		(245,044)	244,782
Convertible debt conversion into common shares, shares		262,000
Common Stock due for services				48,400					48,400
Common Stock due on warrant conversions				2,800					2,800
Shares issued for services		$ 450			614,050				614,500
Shares issued for services, shares		450,000
Common Stock issued for litigation settlement
Shares issued for Warrant conversions		$ 2,774			3,789,441				3,792,215
Shares issued for Warrant conversions, shares		2,774,119
Fair value of options granted					7,970,134				7,970,134
Net loss							(15,674,671)		(15,674,671)
Balance at Mar. 31, 2024		$ 49,220		417,886	86,458,794		(81,355,386)		5,570,514
Balance, shares at Mar. 31, 2024		49,220,273
Balance at Dec. 31, 2023		$ 45,634		725,230	73,726,987	33,212,631	(65,680,715)	(34,487,637)	8,817,136	(1,275,006)
Balance, shares at Dec. 31, 2023		45,634,154	58,822,126
Issuance of common shares		$ 756,250							358,543
Issuance of common shares, shares		625,000
Purchase of intangible asset									2,468,500
Warrant issuance					2,293,301				2,293,300
Fair value of options granted					15,013,755				15,013,755
Shares issued in Private Placements for cash		$ 8,131			10,617,388				$ 10,625,519
Shares issued in Private Placements for cash, shares		8,130,837							8,130,837
Convertible debt conversion into common shares		$ 2,249		(245,044)	2,045,229				$ 1,802,434
Convertible debt conversion into common shares, shares		2,248,760							2,248,760
Shares issued for services		$ 2,727		642,750	3,431,573				$ 4,077,050
Shares issued for services, shares		2,727,436							2,727,436
Shares issued for Warrant conversions		$ 2,996			3,959,718				$ 3,962,714
Shares issued for Warrant conversions, shares		2,996,127							2,996,127
Net loss							(49,409,632)	(10,618,687)	$ (49,409,632)	(10,618,687)
Shares issued -payable for settlement				875,000					875,000
Shares issued for employee bonus		$ 750			1,042,500				$ 1,043,250
Shares issued for employee bonus, shares		750,000							750,000
Shares issued for option exercises		$ 153			75,847	(64,285)			$ 76,000	(64,285)
Shares issued as compensation in connection with financings, shares		153,000	214,285						153,000
Deconsolidation of Caring Brands					943,722				$ 943,722
Fair value of options granted, shares
Deemed Dividends					(2,293,301)				(2,293,300)
Shares issued as compensation in connection with financings		(153)			(75,847)	64,285			(76,000)	64,285
Exercise of warrants						1,551,979				1,551,979
Exercise of warrants, shares			1,451,098
Stock-based compensation expense						4,018,493				4,018,493
Stock-based compensation expense, shares			1,493,908
Shares issued-Special Warrants
Shares issued-Special Warrants, shares			1,103,811
Balance at Dec. 31, 2024		$ 62,640		1,997,936	110,856,719	$ 38,847,388	(115,090,347)	$ (45,106,324)	(2,173,052)	$ (6,258,936)
Balance, shares at Dec. 31, 2024		62,640,314	63,085,228
Issuance of common shares		$ 809,608
Issuance of common shares, shares		1,927,640
Purchase of intangible asset									2,468,500
Fair value of options granted					678,626				678,626
Shares issued in Private Placements for cash									$ 4,971,971
Shares issued in Private Placements for cash, shares									9,038,650
Shares issued for services		$ 1,570		(756,250)	1,713,930				$ 959,250
Shares issued for services, shares		1,570,000
Common Stock due for bonus				347,500					347,500
Common Stock issued for litigation settlement		$ 1,928		(809,608)	807,680
Common Stock issued for litigation settlement, shares		1,927,640
Common Stock issued for private placement		$ 9,039		1,165,198	3,797,734				4,971,971
Common Stock issued for private placement, shares		9,038,650
Shares issued for Warrant conversions, shares		3,586,119
Net loss							(5,326,933)		(5,326,933)
Balance at Mar. 31, 2025		$ 75,177		$ 1,944,776	$ 117,854,689		$ (120,417,280)		$ (542,638)
Balance, shares at Mar. 31, 2025		75,176,604